Investment Strategy	Jul. 29, 2026
Buffalo Blue Chip Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Blue Chip Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “blue chip growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines blue chip companies as companies that, at the time of purchase, are nationally recognized, well established in their industries, financially sound, and usually have higher market capitalizations. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of a blue chip growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Early Stage Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “early stage growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines early stage companies as companies with, at the time of purchase, market capitalizations below the weighted average of the Russell 2000® Growth Index and that are starting to develop a new product or service or have recently developed a new product or service. As of June 30, 2026, the weighted average market capitalization of the Russell 2000® Growth Index was $4.7 billion. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of an early stage growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Fund may have significant investments in the healthcare and industrials sectors. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Flexible Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Flexible Allocation Fund may invest in both equity and debt securities. The allocation of assets invested in each type of security is designed to primarily achieve high current income, with a secondary objective of long-term capital appreciation. The Fund expects to change its allocation mix over time based on Kornitzer Capital Management, Inc.’s, the Fund’s investment adviser (the “Adviser” or “KCM”), view of economic conditions and underlying security values. The Fund retains the right to invest up to 100% of its net assets in equity securities or up to 100% of its net assets in debt securities. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and rights. Debt securities may include government notes and bonds; mortgage and asset backed securities; bank debt; convertible securities; fixed and floating rate corporate debt securities, both rated and unrated; and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the energy sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	The Fund retains the right to invest up to 100% of its net assets in equity securities or up to 100% of its net assets in debt securities. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and rights. Debt securities may include government notes and bonds; mortgage and asset backed securities; bank debt; convertible securities; fixed and floating rate corporate debt securities, both rated and unrated; and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Growth & Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Growth & Income Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a mix of growth equity securities and income producing securities, with no minimum or maximum investment requirements specified for either category. Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines growth equity securities as common stocks, preferred stocks, convertible securities, warrants, and rights of companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. KCM defines income producing securities as securities that pay interest or a dividend at least annually, such as convertible securities and dividend-paying equity securities (i.e., securities of companies that have historically paid dividends and have strong dividend policies). In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” Debt securities may include fixed and floating rate bonds, bank debt, and convertible debt securities. With respect to the remaining 20% of the Fund’s net assets, the Fund may invest in securities such as investment grade debt securities; U.S. Treasury Securities (typically with maturities of 60 days or less); money market funds; and equity investments, including dividend paying stocks, convertible stocks, and preferred stocks. The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. The lowest-rated debt security that the Fund will hold is D quality (defaulted securities). Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the discretion of Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”). The Fund has no limitation on principal, interest, or reset terms on debt securities held in the Fund.

The Adviser performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Adviser looks at a number of past, present, and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The Fund may invest in companies in any sector. The Fund may have significant investments in the industrials sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo International Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The International Fund primarily invests in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, rights, and depositary receipts of established companies that are economically tied to various countries throughout the world (excluding the U.S.). The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies:

•that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or
•that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 35% of its net assets. The Fund’s investments in depositary receipts (“DRs”) may include sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or Global Depositary Receipts (“GDRs”).

Companies are screened using in-depth, in-house research to identify those which Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. In making portfolio selections for the Fund, the Adviser will also consider the economic, political, and market conditions of the various countries in which the Fund may invest. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the industrials and information technology sectors. The Adviser may sell the International Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 35% of its net assets.
Buffalo Mid Cap Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Mid Cap Discovery Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap discovery companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines mid-cap discovery companies as companies with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index, and are companies engaged in the pursuit and practical application of knowledge to discover, develop, and commercialize products, services, or intellectual property. As of June 30, 2026, the range of market capitalizations of the Russell Midcap® Index was $1.3 billion to $91.8 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the industrials and information technology sectors. The Fund may have significant investments in the healthcare sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.
Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Mid Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “mid-cap growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines mid-cap companies as companies with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Growth Index. As of June 30, 2026, the range of market capitalizations of the Russell Midcap® Growth Index was $2.5 billion to $91.8 billion. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of a mid-cap growth company. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology sector. The Fund may have significant investments in the industrials sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.
Buffalo Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Small Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants, and rights of “small-cap growth companies.” Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines small-cap companies as companies with, at the time of purchase, market capitalizations within the range of the Russell 2000® Growth Index. As of June 30, 2026, the range of market capitalizations of the Russell 2000® Growth Index was $15.8 million to $14.2 billion. KCM defines growth companies as companies that, at the time of purchase, are constituents of the Russell 3000® Growth Index or exhibit growth characteristics (e.g., historical or forecasted earnings, sales, and/or cash flow that increase at faster rates than the overall economy) consistent with inclusion of companies in the Russell 3000® Growth Index. Companies included in the Fund’s investment universe must satisfy both prongs of KCM’s definition of a small-cap growth company. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.

Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Fund may invest in companies in any sector. Currently, the Fund has significant investments in the information technology and industrials sectors. The Fund may have significant investments in the healthcare sector. The Adviser may sell the Fund’s investments to secure gains, limit losses, or reinvest in more promising investment opportunities.

Strategy Portfolio Concentration [Text]	In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies.